Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
REVENUE
Product	$ 72,566	$ 71,104	$ 66,714
Service	133,770	135,091	137,699
Total revenue	206,336	206,195	204,413
COST OF REVENUE
Product	33,648	32,892	30,011
Service	56,511	58,359	61,566
Total cost of revenue	90,159	91,251	91,577
Gross profit	116,177	114,944	112,836
OPERATING EXPENSES
Research and development	27,468	27,469	30,280
Sales and marketing	31,381	29,643	28,867
General and administrative	20,994	19,847	19,193
Amortization of intangibles		52	1,975
Restructuring charges	2,368	1,694	1,484
Gain on sale of subsidiary		(3,655)	(818)
Management fees	1,200	1,117	700
Total operating expenses	83,411	76,167	81,681
Profit from operations	32,766	38,777	31,155
Interest income	205	80	461
Interest expense	(48,334)	(43,728)	(25,307)
Loss on extinguishment of debt	(1,222)	(3,751)
Loss on change in fair value for embedded derivatives	(8,873)	(297)
Other (expense) income, net	(35)	(1,454)	1,920
(Loss) income before income taxes	(25,493)	(10,373)	8,229
(Benefit) provision for income taxes	(6,703)	1,520	1,584
Net (loss) income	$ (18,790)	$ (11,893)	$ 6,645